Consolidated Schedule of Investments
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.34%
Brazil–6.02%
Ambev S.A.	139,047,690	$401,225,723
Americanas S.A.	49,655,459	134,356,975
Banco Bradesco S.A., Preference Shares	109,331,729	368,305,993
Lojas Renner S.A.	41,138,483	201,076,948
NU Holdings Ltd., Class A(a)	40,742,954	171,527,836
Pagseguro Digital Ltd., Class A(a)	3,035,048	32,930,271
Vale S.A., ADR	30,085,791	404,954,747
WEG S.A.	10,019,978	54,301,266
		1,768,679,759
Chile–0.19%
Antofagasta PLC	2,157,865	30,563,653
Banco Santander Chile	649,718,381	25,733,491
		56,297,144
China–25.82%
Alibaba Group Holding Ltd.(a)	45,310,800	511,926,832
BeiGene Ltd., ADR(a)	2,235,297	375,708,720
Brii Biosciences Ltd.(a)	40,372,238	47,415,010
H World Group Ltd.	1,984,000	7,754,321
H World Group Ltd., ADR(b)	26,717,688	1,024,623,335
JD.com, Inc., ADR	680,859	40,511,110
Meituan, B Shares(a)(c)	29,127,200	659,730,060
MicroTech Medical Hangzhou Co. Ltd., H Shares(a)(c)	10,488,600	12,318,317
NetEase, Inc., ADR	11,195,985	1,041,002,685
New Horizon Health Ltd.(a)(c)	12,827,500	38,647,119
Silergy Corp.	5,972,000	111,864,213
Sunny Optical Technology Group Co. Ltd.	10,383,800	141,176,491
Tencent Holdings Ltd.	10,495,258	412,860,062
Wuxi Biologics Cayman, Inc.(a)(c)	48,709,000	466,052,886
Yum China Holdings, Inc.(b)	30,183,310	1,470,229,030
Zai Lab Ltd., ADR(a)(b)	7,244,731	293,628,947
ZTO Express Cayman, Inc.	2,473,482	63,367,746
ZTO Express Cayman, Inc., ADR(b)	33,658,544	861,322,141
		7,580,139,025
Egypt–0.25%
Commercial International Bank Egypt S.A.E.	36,792,105	73,705,603
France–5.57%
Kering S.A.	980,278	562,452,904
L’Oreal S.A.	49,577	18,726,217
Pernod Ricard S.A.	5,357,784	1,054,467,309
		1,635,646,430
Hong Kong–3.89%
AIA Group Ltd.	99,110,800	1,000,306,104
Prudential PLC	11,797,350	142,254,424
		1,142,560,528
India–21.57%
Delhivery Ltd.	4,814,900	38,574,480
Shares		Value
India–(continued)
Housing Development Finance Corp. Ltd.	71,295,180	$2,147,201,572
Infosys Ltd.	34,486,788	675,538,287
Kotak Mahindra Bank Ltd.	69,732,701	1,596,907,196
Oberoi Realty Ltd.	18,073,757	207,907,130
Pine Labs Pvt. Ltd. (Acquired 09/09/2021; Cost $49,999,780)(d)(e)	134,098	62,853,388
Tata Consultancy Services Ltd.	31,072,921	1,298,502,325
Zee Entertainment Enterprises Ltd.	97,350,000	304,376,133
		6,331,860,511
Indonesia–0.80%
PT Bank Central Asia Tbk	469,274,600	233,722,109
Italy–1.63%
Ermenegildo Zegna Holditalia S.p.A.	5,142,215	56,564,365
PRADA S.p.A.	73,062,210	421,913,056
		478,477,421
Mexico–7.96%
America Movil S.A.B. de C.V., Class L, ADR	15,666,146	296,560,144
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	36,809,443	229,373,993
Grupo Mexico S.A.B. de C.V., Class B	283,986,449	1,122,822,977
Wal-Mart de Mexico S.A.B. de C.V., Series V	190,107,097	688,602,587
		2,337,359,701
Peru–0.36%
Credicorp Ltd.	820,817	106,213,720
Philippines–2.12%
Ayala Land, Inc.	418,853,700	192,325,949
SM Investments Corp.	26,325,832	370,936,624
SM Prime Holdings, Inc.	87,466,825	58,242,845
		621,505,418
Poland–0.37%
InPost S.A.(a)	16,377,698	108,256,034
Russia–0.00%
Novatek PJSC, GDR(c)(d)	8,262,941	8
Polyus PJSC(a)(d)	1,342,020	1
Polyus PJSC, GDR(c)(d)	1,319,684	1
Sberbank of Russia PJSC(a)(d)	4,942,538	5
TCS Group Holding PLC, GDR(c)(d)	2,747,795	3
Yandex N.V., Class A(a)(b)(d)	22,810,295	23
		41
South Africa–0.95%
FirstRand Ltd.	70,724,711	279,404,643
South Korea–8.67%
Coupang, Inc.(a)	5,804,829	100,365,494
LG Chem Ltd.	1,298,343	605,582,921
LG H&H Co. Ltd.	82,700	49,750,944
NAVER Corp.	1,541,396	309,045,615

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Shares		Value
South Korea–(continued)
Samsung Biologics Co. Ltd.(a)(c)	857,890	$569,994,141
Samsung Electronics Co. Ltd.	19,176,496	909,426,087
		2,544,165,202
Switzerland–1.74%
Cie Financiere Richemont S.A.	4,126,512	499,255,469
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023(a)	15,598,668	11,307,539
		510,563,008
Taiwan–9.43%
MediaTek, Inc.	28,620,000	658,125,458
Taiwan Semiconductor Manufacturing Co. Ltd.	123,165,429	2,109,266,591
		2,767,392,049
Total Common Stocks & Other Equity Interests (Cost $25,036,106,907)		28,575,948,346
Preferred Stocks–1.05%
China–0.22%
Abogen Therapeutics Ltd., Series C, Pfd. (Acquired 08/02/2021; Cost $65,429,977)(d)(e)	1,436,122	65,429,977
India–0.83%
Bundl Technologies Pvt. Ltd., Series K, Pfd. (Acquired 01/24/2022; Cost $190,477,256)(d)(e)	28,844	179,200,441
Shares		Value
India–(continued)
Pine Labs Pvt. Ltd., Series K, Pfd. (Acquired 09/09/2021; Cost $50,000,355)(d)(e)	103,185	$62,854,111
		242,054,552
Total Preferred Stocks (Cost $305,907,589)		307,484,529
Money Market Funds–1.81%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(b)(f)	181,789,109	181,789,109
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(b)(f)	140,622,853	140,622,853
Invesco Treasury Portfolio, Institutional Class, 1.66%(b)(f)	207,758,982	207,758,982
Total Money Market Funds (Cost $530,128,757)		530,170,944
TOTAL INVESTMENTS IN SECURITIES—100.20% (Cost $25,872,143,253)		29,413,603,819
OTHER ASSETS LESS LIABILITIES–(0.20)%		(57,407,254)
NET ASSETS–100.00%		$29,356,196,565
Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
GDR	– Global Depositary Receipt
Pfd.	– Preferred
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$188,299,280	$2,066,397,841	$(2,072,908,012)	$-	$-	$181,789,109	$1,605,161
Invesco Liquid Assets Portfolio, Institutional Class	145,359,504	1,475,998,458	(1,480,648,580)	42,760	(129,289)	140,622,853	886,939
Invesco Treasury Portfolio, Institutional Class	215,199,177	2,361,597,533	(2,369,037,728)	-	-	207,758,982	1,193,948
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Other Affiliates:
Alsea S.A.B. de C.V.*	$134,539,605	$-	$(122,524,061)	$24,982,311	$(36,997,855)	$-	$-
Grab Holdings, Inc., Class H, Pfd.*	1,545,865,618	-	(645,131,084)	(900,734,534)	-	-	-
H World Group Ltd., ADR	1,284,440,610	-	(39,744,000)	(226,079,852)	6,006,577	1,024,623,335	5,264,101
Lojas Americanas S.A., Preference Shares*	130,156,093	-	(248,742,693)	118,586,600	-	-	-
Oberoi Realty Ltd*	257,865,739	-	(39,097,946)	(26,131,920)	15,271,257	207,907,130	521,009
Pagseguro Digital Ltd., Class A*	463,106,781	-	(111,464,175)	(36,949,984)	(281,762,351)	32,930,271	-
Yandex N.V., Class A	1,868,397,880	43,525,035	(42,437,347)	(1,863,937,678)	(5,547,867)	23	-
Yum China Holdings, Inc.	1,671,168,604	44,114,387	-	(245,053,961)	-	1,470,229,030	10,757,313
Zai Lab Ltd., ADR	550,795,399	142,890,266	-	(400,056,718)	-	293,628,947	-
Zee Entertainment Enterprises Ltd*	691,264,774	-	(269,854,495)	(184,492,217)	67,458,071	304,376,133	-
ZTO Express Cayman, Inc., ADR	745,433,095	236,843,467	(30,639,721)	(100,554,140)	10,239,440	861,322,141	6,224,754
Total	$9,891,892,159	$6,371,366,987	$(7,472,229,842)	$(3,840,379,333)	$(225,462,017)	$4,725,187,954	$26,453,225

*	At July 31, 2022, this security was was no longer an affiliate of the Fund.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $1,746,742,535, which represented 5.95% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Restricted security. The aggregate value of these securities at July 31, 2022 was $370,337,917, which represented 1.26% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$1,768,679,759	$—	$—	$1,768,679,759
Chile	25,733,491	30,563,653	—	56,297,144
China	5,107,025,968	2,473,113,057	65,429,977	7,645,569,002
Egypt	—	73,705,603	—	73,705,603
France	—	1,635,646,430	—	1,635,646,430
Hong Kong	—	1,142,560,528	—	1,142,560,528
India	38,574,480	6,230,432,643	304,907,940	6,573,915,063
Indonesia	—	233,722,109	—	233,722,109
Italy	56,564,365	421,913,056	—	478,477,421
Mexico	2,337,359,701	—	—	2,337,359,701
Peru	106,213,720	—	—	106,213,720
Philippines	—	621,505,418	—	621,505,418
Poland	—	108,256,034	—	108,256,034
Russia	—	—	41	41
South Africa	—	279,404,643	—	279,404,643
South Korea	100,365,494	2,443,799,708	—	2,544,165,202
Switzerland	11,307,539	499,255,469	—	510,563,008
Taiwan	—	2,767,392,049	—	2,767,392,049
Money Market Funds	530,170,944	—	—	530,170,944
Total Investments	$10,081,995,461	$18,961,270,400	$370,337,958	$29,413,603,819
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended July 31, 2022:
	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 07/31/22
Preferred Stocks	$324,854,156	$190,477,257	$(192,000,497)	$—	$—	$(15,846,387)	$—	$—	$307,484,529
Common Stocks & Other Equity Interests	—	417,216,565	(496,793,615)	—	(45,836,186)	(4,759,715,884)	4,947,982,549	—	62,853,429
Total	$324,854,156	$607,693,822	$(688,794,112)	$—	$(45,836,186)	$(4,775,562,271)	$4,947,982,549	$—	$370,337,958
*Transfers into level 3 are due to changes in market activity impacting the availability of market inputs to determine the price.
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco Developing Markets Fund